Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 21,979	kr 16,891
Contingent liabilities
Guarantee commitments	3,969	4,393
Commitments
Committed undisbursed loans	57,213	52,150
Binding offers	kr 1,322	kr 2,800